Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of income tax benefit (expense)

	Years ended December 31,
	2022	2021

	amounts in thousands
Current:
Federal	$(12,976)	(239)
State	—	—
Foreign	(92)	(170)
	(13,068)	(409)

Deferred:
Federal	10,446	(4,787)
State	(33)	(4,496)
Foreign	—	—
	10,413	(9,283)
Income tax benefit (expense)	$(2,655)	(9,692)

Schedule of income tax reconciliation

	Year ended December 31
	2022	2021

	amounts in thousands
Computed expected tax benefit (expense)	$6,619	696
State tax benefit (expense), net of federal benefit (expense)	(26)	(3,551)
Intergroup interest	(7,382)	(6,461)
Nondeductible goodwill reduction from sale of Professional Development League Clubs	(849)	—
Nondeductible premiums, net of proceeds, from player disability insurance policies	(184)	(207)
Deductible stock-based compensation	147	526
Nondeductible meals and entertainment	(320)	(295)
Other	(660)	(400)
Income tax benefit (expense)	$(2,655)	(9,692)

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	December 31,
	2022	2021

	amounts in thousands
Deferred tax assets:
Finance lease obligation	$29,000	30,097
Tax loss and credit carryforwards	18,185	19,010
Accrued compensation	2,152	11,242
Stock compensation	1,615	1,749
Deferred compensation	255	314
Other	6,694	8,041
Deferred tax assets	57,901	70,453
Valuation allowance	—	—
Net deferred tax assets	57,901	70,453
Deferred tax liabilities:
Property and equipment, net	53,252	60,468
Intangible assets	35,467	41,457
Investments	8,531	15,098
Contract assets	11,864	11,570
Other	2,886	1,048
Total deferred tax liabilities	112,000	129,641
Net deferred tax liabilities	$(54,099)	(59,188)